NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2020	Nov. 30, 2019	Sep. 30, 2019	Nov. 30, 2019	May 31, 2022	May 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Property, Plant and Equipment [Line Items]
Net Cash Provided by (Used in) Operating Activities					$ 478,498	$ 4,043,032		$ 5,141,166	$ 1,263,370
Allowance for Loan and Lease Loss, Recovery of Bad Debts								$ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff									0
Lessor, Direct Financing Lease, Term of Contract								3 years
Accrued Rent, Current					229,014			$ 48,226	73,664	$ 196,813
Operating Lease, Right-of-Use Asset					1,069,557			47,827	126,354	$ 201,025
Impairment of Intangible Assets, Finite-Lived									125,062
[custom:ValueAddedTaxRate]								$ 6
[custom:SurchargeOnValueAddedTaxRate]								$ 12
Debt Instrument, Convertible, Terms of Conversion Feature							Note Holders have the option to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into common stock at a conversion price equal to a price which is
Dilutive Securities, Effect on Basic Earnings Per Share								$ 0	$ 6,614,769
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									68,163,661
Impairment of Tangible Assets, Other Descriptors				“Ai Bian Quan Qiu” platform has not generated any revenue since mid-January, 2020, the Company impaired 80% of the “Ai Bian Quan Qiu” platform intangible asset value in Q2 FY2020 and the remaining 20% intangible asset in Q4 FY2020
Research and Development Expense									$ 108,800
Prepaid Expense and Other Assets					1,796,265			761,600	1,742,080
Guangzhou Yuezhi Computer [Member]
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Additions			$ 128,000
Payments to Develop Software			$ 108,800	$ 108,800
Research and Development Expense				$ 108,800
Prepaid Expenses
Property, Plant and Equipment [Line Items]
Prepaid Expense and Other Assets								761,600
Lushang Copyright [Member]
Property, Plant and Equipment [Line Items]
Prepaid Expense and Other Assets								256,000
Acquisition Costs, Period Cost	$ 256,000	$ 256,000
Payments for Purchase of Other Assets								256,000
Qi Qing Kuai Che Copyright Online [Member]
Property, Plant and Equipment [Line Items]
Acquisition Costs, Period Cost	115,200	115,200
Qi Qing Kuai Che Copyright Full Rights [Member]
Property, Plant and Equipment [Line Items]
Acquisition Costs, Period Cost	908,800	908,800
Qi Qing Kuai Che Copyright [Member]
Property, Plant and Equipment [Line Items]
Prepaid Expense and Other Assets								505,600
Acquisition Costs, Period Cost	$ 1,024,000	$ 1,024,000
Payments for Purchase of Other Assets								$ 505,600
P R C [Member]
Property, Plant and Equipment [Line Items]
[custom:ValueAddedTaxRate]								$ 6
Kryptokiosk Limited [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Long-Term Investments									48,000
Ai Bian Quan Qiu [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Long-Term Investments									$ 77,062
Anyone Pictures Limited [Member]
Property, Plant and Equipment [Line Items]
Research and Development Arrangement, Contract to Perform for Others, Description and Terms								The monthly royalty the Company charges Anyone Pictures Limited is $12.8 per 1000 APP users. Both parties agreed to charge the sublicensing fee based upon a fixed number 2,000,000 users. In January, 2021, our sublicensing agreement with Anyone Picture to generate revenues was terminated. As such, there has been no revenues generated from sub-licensing the Technology since the end of December, 2020. Once the Company finds another company to sublicense the patent, it will generate royalty revenue again.
Organization And Business Operations [Table] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 55
Organization And Business Operations [Table] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 60